Supplement to the
Strategic Advisers® Growth Fund
July 30, 2012
Prospectus

Effective March 15, 2013, Winslow Capital Management, LLC is no longer allocated a portion of the fund's assets to manage.

SGF-13-01  March 28, 2013
1.935090.103

Supplement to the
Strategic Advisers® Growth Multi-Manager Fund
July 30, 2012
Prospectus

Strategic Advisers Growth Multi-Manager Fund is comprised of multiple classes of shares. References to the fund are deemed to include class where applicable.

Effective March 15, 2013, Winslow Capital Management, LLC is no longer allocated a portion of the fund's assets to manage.

MMG-13-01  March 28, 2013
1.935092.103

Supplement to the
Strategic Advisers® Growth Multi-Manager Fund
Class F
December 13, 2012
Prospectus

Effective March 15, 2013, Winslow Capital Management, LLC is no longer allocated a portion of the fund's assets to manage.

MMG-F-13-01  March 28, 2013
1.960894.100